11 EARNINGS (LOSS) PER SHARE (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Accounting Policies [Abstract]
A reconciliation of net income and weighted average shares used in computing basic and diluted net income
	Nine Months ended September 30,2017	Nine Months ended September 30,2016
Net income (loss) attributable to common stock holders	$(9,615,628)	$(4,082,006)
Weighted average common shares outstanding	14,472,322	12,794,149
Basic net income (loss) per share of common stock	$(0.66)	$(0.32)
Diluted net income (loss) per share of common stock	$(0.66)	$(0.32)

	Twelve Months Ended
	December 31,
	2016	2015

Basic net income (loss) per share:
Net income (loss) applicable to common shares	$(2,788,112)	$(814,075)
Weighted average common shares outstanding	13,068,597	11,101,198
Basic net income (loss) per share of common stock	$(0.21)	$(0.07)
Diluted net income (loss) per share:
Net income (loss) applicable to common shares	$(2,788,112)	$(814,075)
Weighted average common shares outstanding	13,068,597	11,101,198
Dilutive effects of convertible debt, stock options and warrants	-	-
Weighted average common shares, assuming dilutive effect of stock options	13,068,597	11,101,198
Diluted net income (loss) per share of common stock	$(0.21)	$(0.07)